Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.4%
Howmet Aerospace, Inc.	93,967	$ 21,655,635
RTX Corp.	132,810	25,619,049
Textron, Inc.	51,707	4,527,465
TransDigm Group, Inc.	7,952	9,216,050
		61,018,199
Air Freight & Logistics - 0.4%
FedEx Corp.	26,515	9,444,113
Automobile Components - 0.1%
Aptiv PLC (A)	22,649	1,572,747
Automobiles - 1.8%
Tesla, Inc. (A)	121,759	45,263,908
Banks - 3.3%
Bank of America Corp.	493,840	24,074,700
Citigroup, Inc.	101,913	11,557,953
Fifth Third Bancorp	212,310	9,863,923
U.S. Bancorp	250,218	13,013,838
Wells Fargo & Co.	319,536	25,438,261
		83,948,675
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	266,184	7,008,625
PepsiCo, Inc.	175,159	27,200,441
		34,209,066
Biotechnology - 2.1%
AbbVie, Inc.	134,074	29,159,754
Neurocrine Biosciences, Inc. (A)	14,116	1,859,642
Regeneron Pharmaceuticals, Inc.	16,433	12,696,793
Vertex Pharmaceuticals, Inc. (A)	20,154	8,999,567
		52,715,756
Broadline Retail - 4.1%
Amazon.com, Inc. (A)	502,850	104,728,569
Building Products - 1.3%
Carrier Global Corp.	67,414	3,796,082
Masco Corp.	91,649	5,532,850
Trane Technologies PLC	58,094	24,210,094
		33,539,026
Capital Markets - 2.0%
Ameriprise Financial, Inc.	5,431	2,413,536
Blackstone, Inc.	44,591	5,127,519
Charles Schwab Corp.	213,223	20,038,697
CME Group, Inc.	27,888	8,236,721
Morgan Stanley	64,612	10,633,197
State Street Corp.	29,596	3,745,670
		50,195,340
Chemicals - 1.5%
Ecolab, Inc.	71,664	19,064,057
Linde PLC	25,057	12,422,258
PPG Industries, Inc.	67,704	7,236,204
		38,722,519
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	77,124	$ 9,469,285
Motorola Solutions, Inc.	7,528	3,266,926
		12,736,211
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	7,962	4,687,070
Vulcan Materials Co.	19,046	5,186,226
		9,873,296
Consumer Finance - 0.8%
American Express Co.	31,784	9,614,025
Capital One Financial Corp.	61,061	11,139,358
		20,753,383
Consumer Staples Distribution & Retail - 0.8%
Walmart, Inc.	163,966	20,377,694
Containers & Packaging - 0.0% *
Ball Corp.	16,916	999,905
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	787,404	22,826,842
Comcast Corp., Class A	166,718	4,786,474
		27,613,316
Electric Utilities - 2.0%
Entergy Corp.	112,501	12,640,612
NextEra Energy, Inc.	277,968	25,817,668
NRG Energy, Inc.	9,082	1,327,243
Southern Co.	121,607	11,737,508
		51,523,031
Electrical Equipment - 1.2%
Eaton Corp. PLC	31,992	11,442,579
Emerson Electric Co.	48,791	6,392,597
GE Vernova, Inc.	11,972	10,450,359
Vertiv Holdings Co., Class A	8,478	2,124,417
		30,409,952
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	137,200	17,335,220
Corning, Inc.	19,457	2,645,568
		19,980,788
Energy Equipment & Services - 0.5%
Baker Hughes Co.	198,673	12,128,987
Entertainment - 1.4%
Netflix, Inc. (A)	172,003	16,538,088
Walt Disney Co.	169,587	16,344,795
Warner Music Group Corp., Class A	70,901	1,810,812
		34,693,695
Financial Services - 4.8%
Affirm Holdings, Inc. (A)	29,825	1,366,581
Apollo Global Management, Inc.	50,416	5,617,351
Berkshire Hathaway, Inc., Class B (A)	73,960	35,441,632
Corpay, Inc. (A)	32,383	9,423,129
Fidelity National Information Services, Inc.	143,121	6,713,806
Mastercard, Inc., Class A	68,998	34,475,541
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Toast, Inc., Class A (A)	94,164	$ 2,496,288
Visa, Inc., Class A	87,029	26,303,645
WEX, Inc. (A)	6,285	961,856
		122,799,829
Food Products - 0.6%
Mondelez International, Inc., Class A	272,801	15,724,250
Ground Transportation - 0.3%
Union Pacific Corp.	36,166	8,774,595
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (A)	168,908	10,598,977
Edwards Lifesciences Corp. (A)	130,364	10,439,549
Medline, Inc., Class A (A)	41,577	1,850,176
Medtronic PLC	148,774	12,891,267
Stryker Corp.	54,889	18,035,977
		53,815,946
Health Care Providers & Services - 1.4%
Cigna Group	33,618	8,967,602
HCA Healthcare, Inc.	7,442	3,521,852
Humana, Inc.	28,333	4,912,659
McKesson Corp.	6,053	5,238,024
UnitedHealth Group, Inc.	51,416	13,912,655
		36,552,792
Health Care REITs - 0.9%
Ventas, Inc.	166,785	13,639,677
Welltower, Inc.	47,261	9,343,973
		22,983,650
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings, Inc.	1,153	4,854,499
Carnival Corp.	276,074	7,144,795
Chipotle Mexican Grill, Inc. (A)	300,622	9,622,910
DoorDash, Inc., Class A (A)	15,654	2,350,448
Expedia Group, Inc.	26,326	6,078,410
Hilton Worldwide Holdings, Inc.	54,976	16,717,102
McDonald's Corp.	62,566	19,444,887
Yum! Brands, Inc.	81,988	12,747,495
		78,960,546
Household Durables - 0.1%
Lennar Corp., Class A	22,712	1,972,310
Household Products - 0.2%
Church & Dwight Co., Inc.	53,695	5,010,817
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	9,102	1,368,304
Industrial Conglomerates - 0.8%
3M Co.	139,764	20,297,926
Insurance - 1.6%
Aon PLC, Class A	41,799	13,491,881
Arch Capital Group Ltd. (A)	37,575	3,606,824
Arthur J Gallagher & Co.	64,246	13,914,399
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	13,776	$ 4,490,012
Progressive Corp.	27,114	5,375,079
		40,878,195
Interactive Media & Services - 7.4%
Alphabet, Inc., Class A	269,012	77,357,091
Alphabet, Inc., Class C	176,652	50,674,393
Meta Platforms, Inc., Class A	107,465	61,483,950
		189,515,434
IT Services - 0.7%
Accenture PLC, Class A	28,125	5,576,906
Cognizant Technology Solutions Corp., Class A	179,471	11,010,546
		16,587,452
Life Sciences Tools & Services - 0.5%
Danaher Corp.	46,182	8,756,107
Waters Corp. (A)	16,424	4,891,067
		13,647,174
Machinery - 1.3%
Deere & Co.	28,122	15,841,123
Dover Corp.	40,656	8,474,743
Ingersoll Rand, Inc.	50,567	4,051,428
Otis Worldwide Corp.	53,597	4,131,257
		32,498,551
Media - 0.2%
Charter Communications, Inc., Class A (A)	5,814	1,255,127
EchoStar Corp., Class A (A)	6,972	816,212
Omnicom Group, Inc.	38,559	2,903,878
		4,975,217
Multi-Utilities - 0.5%
Sempra	137,102	13,322,201
Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy, Inc.	37,729	7,462,419
EOG Resources, Inc.	148,837	21,517,365
EQT Corp.	79,698	5,071,981
Exxon Mobil Corp.	325,275	55,186,156
		89,237,921
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	56,362	3,746,946
United Airlines Holdings, Inc. (A)	21,047	1,937,797
		5,684,743
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	255,690	15,507,599
Eli Lilly & Co.	29,938	27,536,074
Johnson & Johnson	143,539	35,086,673
Merck & Co., Inc.	18,191	2,188,195
		80,318,541
Professional Services - 0.4%
Leidos Holdings, Inc.	58,264	9,061,217
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	80,231	$ 5,008,019
Semiconductors & Semiconductor Equipment - 14.8%
Advanced Micro Devices, Inc. (A)	68,916	14,019,582
Analog Devices, Inc.	56,379	17,936,415
Broadcom, Inc.	229,206	70,941,549
Lam Research Corp.	101,280	21,639,485
Micron Technology, Inc.	58,847	19,880,870
NVIDIA Corp.	1,177,106	205,287,286
NXP Semiconductors NV	65,193	12,833,894
Texas Instruments, Inc.	79,026	15,342,108
		377,881,189
Software - 8.4%
AppLovin Corp., Class A (A)	6,127	2,438,546
Autodesk, Inc. (A)	27,104	6,488,698
Cadence Design Systems, Inc. (A)	22,347	6,209,561
Fortinet, Inc. (A)	29,331	2,396,929
Intuit, Inc.	24,303	10,508,131
Microsoft Corp.	369,787	136,884,054
Oracle Corp.	127,648	18,778,297
Palantir Technologies, Inc., Class A (A)	76,992	11,262,390
Roper Technologies, Inc.	5,888	2,083,528
Salesforce, Inc.	8,278	1,545,254
ServiceNow, Inc. (A)	156,968	16,411,004
		215,006,392
Specialized REITs - 0.7%
American Tower Corp.	15,158	2,615,968
Equinix, Inc.	12,295	12,052,051
SBA Communications Corp.	24,574	4,229,431
		18,897,450
Specialty Retail - 2.1%
AutoZone, Inc. (A)	2,633	8,893,695
Burlington Stores, Inc. (A)	28,459	9,259,989
Lowe's Cos., Inc.	95,880	22,654,526
Ross Stores, Inc.	61,060	13,227,428
		54,035,638
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	649,721	$ 164,892,693
Seagate Technology Holdings PLC	33,753	13,223,075
Western Digital Corp.	27,869	7,538,286
		185,654,054
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	116,339	6,145,026
Tobacco - 0.9%
Altria Group, Inc.	77,317	5,102,149
Philip Morris International, Inc.	111,810	18,486,665
		23,588,814
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	5,101	3,716,385
Total Common Stocks (Cost $1,938,977,762)		2,510,368,754

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.35% (B), dated 03/31/2026, to be repurchased at $5,817,629 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $5,933,820.	$ 5,817,411	5,817,411
Total Repurchase Agreement (Cost $5,817,411)		5,817,411
Total Investments (Cost $1,944,795,173)		2,516,186,165
Net Other Assets (Liabilities) - 1.3%		32,121,453
Net Assets - 100.0%		$ 2,548,307,618
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	116	06/18/2026	$38,155,269	$38,110,350	$—	$(44,919)
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,510,368,754	$—	$—	$2,510,368,754
Repurchase Agreement	—	5,817,411	—	5,817,411
Total Investments	$2,510,368,754	$5,817,411	$—	$2,516,186,165
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(44,919)	$—	$—	$(44,919)
Total Other Financial Instruments	$(44,919)	$—	$—	$(44,919)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at March 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Enhanced Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust